Affiliated companies and other equity-method investees - Summary of aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees (Detail) - Affiliated companies and other equity-method investees [Member] - JPY (¥)
¥ in Millions
	Mar. 31, 2019	Mar. 31, 2018
Subsidiary or Equity Method Investee [Line Items]
Carrying amount	¥ 423,885	¥ 404,494
Fair value	¥ 600,132	¥ 626,120